As filed with the Securities and Exchange Commission on April 19, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22342

2009 Dole Food Automatic Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA  90071
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA  90071
(Name and address of agent for service)

(213) 615-6043
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

2009 Dole Food Automatic Common Exchange Security Trust
Schedule of Investments (Unaudited)
March 31, 2010

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

Stripped United States Treasury Notes - 11.67%*
Stripped United States Treasury Note	02/15/2011	10,500,000	$10,449,631	$10,465,350
Stripped United States Treasury Note	08/15/2011	10,500,000	10,385,455	10,411,800
Stripped United States Treasury Note	02/15/2012	10,500,000	10,276,663	10,318,350
Stripped United States Treasury Note	08/15/2012	5,250,000	5,081,366	5,103,525
Total Stripped United States Treasury Notes			36,193,115	36,299,025

United States Treasury Bills - 6.75%*
United States Treasury Bill	07/29/2010	5,250,000	5,245,657	5,247,312
United States Treasury Bill	10/21/2010	10,500,000	10,477,464	10,486,088
United States Treasury Bill	04/22/2010	5,250,000	5,249,509	5,249,538
Total United States Treasury Bills			20,972,630	20,982,938
			57,165,745	57,281,963
Forward Purchase Contract - 81.58%*
D. Murdock Living Trust / 2009 Dole Food Automatic Common
Exchange Security Trust Purchase Agreement			228,575,303	253,680,000
Total Forward Purchase Contracts			228,575,303	253,680,000

Total Investments - 100.00%*			$285,741,048	310,961,963
Other Assets in Excess of Liabilities - 0.00%*				100
TOTAL NET ASSETS - 100.00%*				$310,962,063

Footnotes
* Percentages are stated as a percent of net assets.

Federal Income Taxation
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal income tax laws and as such, TRACES holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of March 31, 2010, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $25,104,697, all of which related to appreciated investments.  The cost of investments for Federal income tax purposes was $285,741,048 at March 31, 2010.

Fair Value Measurements
The Trust has adopted the fair value measurements and disclosures guidance, ASC 820, for financial assets and liabilities measured on a recurring basis.  ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs to valuation techniques used to measure fair value. These levels, in order of highest to lowest priority are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table provides a summary of the assets and liabilities measured at fair value on a recurring basis under the ASC 820 hierarchy:
		Fair Value Measurements at March 31, 2010 Using
	Fair Value at	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	March 31, 2010	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$57,281,963	$57,281,963	$-	$-
Total Other	57,281,963	57,281,963	-	-
Derivative Instruments
Forward Purchase Contract	253,680,000	-	-	253,680,000
Total Derivative Instruments	253,680,000	-	-	253,680,000
Total	$310,961,963	$57,281,963	$-	$253,680,000

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments For the period from January 1, 2010 through March 31, 2010
Fair value beginning balance	$ 266,880,000
Total unrealized gains (losses) included in net increase in net assets applicable to common stockholders	(13,200,000)
Net purchases, issuances and settlements	-
Transfers out of Level 3	-
Fair value ending balance	$ 253,680,000

Forward Purchase Contract
On October 28, 2009, the Trust entered into the Contract, which is a derivative instrument, with the Seller and paid to the Seller $228,575,303 in connection therewith.  Pursuant to this Contract, the Seller is obligated to deliver to the Trust a specified number of shares of DFCI common stock on November 1, 2012 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their shares of TRACES for between 0.8333 of a share and 1 share of DFCI common stock or cash equal to the value of these shares on this date.

At March 31, 2010, the Contract had the following value:

Forward Contract	Exchange Date	Cost of Contract	Contract Fair Value	Unrealized Appreciation
Seller - David H. Murdock Living Trust	11/01/2012	$228,575,303	$253,680,000	$25,104,697

The cost and value of the Contract would be included in investments, at fair value in the Statement of Assets and Liabilities.  The unrealized appreciation would be included in the net change in unrealized appreciation in the Statement of Operations.

The Seller’s obligation under the Contract is collateralized by shares of DFCI common stock which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At March 31, 2010, the Custodian held 24,000,000 shares of DFCI common stock with an aggregate value of $284,400,000.

Item 2. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certification for the Managing Trustee of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2009 Dole Food Automatic Common Exchange Security Trust

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date   April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date   April 15, 2010